SIGNIFICANT COMMITMENTS AND AGREEMENTS - Borrowings and other credit facilities (Details) - Dec. 31, 2023 Rp in Millions, $ in Millions	IDR (Rp)	USD ($)
Borrowings and other credit facilities
Total facility	Rp 1,500,000
Facility utilized	255,000
Telkomsel
Borrowings and other credit facilities
Total facility	3,100,000
Facility utilized	2,074,000
TELIN
Borrowings and other credit facilities
Total loans and other borrowings	0
BRI
Borrowings and other credit facilities
Total facility	500,000
Facility utilized	23,000
BRI | Telkomsel
Borrowings and other credit facilities
Total facility	1,000,000
Facility utilized	621,000
BNI
Borrowings and other credit facilities
Total facility	500,000
Facility utilized	105,000
BNI | Telkomsel
Borrowings and other credit facilities
Total facility	2,100,000
Facility utilized	1,453,000
Bank Mandiri
Borrowings and other credit facilities
Total facility	500,000
Facility utilized	127,000
Bank Mandiri | TELIN
Borrowings and other credit facilities
Total facility	Rp 385,000	$ 25